FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number  811-03193
                                                     ---------

                         FRANKLIN TAX-EXEMPT MONEY FUND
                         ------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  7/31
                          ----

Date of reporting period:  10/31/08
                           ---------


Item 1. Schedule of Investments.



Franklin Tax-Exempt Money Fund

QUARTERLY STATEMENT OF INVESTMENTS
OCTOBER 31, 2008

CONTENTS

Statement of Investments .................................................   3
Notes to Statement of Investments ........................................   8

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statement of Investments | 1

                      This page intentionally left blank.

Franklin Tax-Exempt Money Fund

STATEMENT OF INVESTMENTS, OCTOBER 31, 2008 (UNAUDITED)

                                                                                       PRINCIPAL
                                                                                         AMOUNT         VALUE
                                                                                      -----------   ------------
    INVESTMENTS 101.4%
    MUNICIPAL BONDS 101.4%
    CALIFORNIA 5.7%
(a) California Infrastructure and Economic Development Bank Revenue, California
       Academy of Sciences, Refunding, Series F, Daily VRDN and Put,
       0.95%, 9/01/38 .............................................................   $   500,000   $    500,000
(a) California Statewide CDA Revenue, Sweep Loan Program, Refunding, Series A,
       Weekly VRDN and Put, 1.21%, 8/01/35 ........................................    10,800,000     10,800,000
(a) Los Angeles CDA, COP, Baldwin Hills Public Park, Weekly VRDN and Put, 1.50%,
       12/01/14 ...................................................................     1,700,000      1,700,000
                                                                                                    ------------
                                                                                                      13,000,000
                                                                                                    ------------
    COLORADO 11.9%
(a) Colorado Educational and Cultural Facilities Authority Revenue,
       Clyford Still Museum Project, Weekly VRDN and Put, 1.65%, 12/01/38 .........     2,000,000      2,000,000
       National Jewish Federation Bond Program, Refunding, Series D-1, Daily
           VRDN and Put, 1.25%, 7/01/36 ...........................................     6,450,000      6,450,000
       National Jewish Federation Bond Program, Series A-12, Daily VRDN and Put,
          1.25%, 2/01/38 ..........................................................     1,045,000      1,045,000
       National Jewish Federation Bond Program, Series C-4, Daily VRDN and Put,
          1.25%, 6/01/37 ..........................................................     3,300,000      3,300,000
(a) Colorado Health Facilities Authority Revenue, Exempla Inc., Series B, Weekly
       VRDN and Put, 2.00%, 1/01/33 ...............................................     1,900,000      1,900,000
(a) Colorado HFAR, MF,
       Central Park, Refunding, Weekly VRDN and Put, 1.40%, 10/15/16 ..............     3,000,000      3,000,000
       St. Moritz, Refunding, Series H, Weekly VRDN and Put, 1.40%, 10/15/16 ......     8,315,000      8,315,000
(a) Pitkin County IDR, Aspen Skiing Co. Project, Refunding, Series A, Daily VRDN
       and Put, 1.25%, 4/01/16 ....................................................     1,000,000      1,000,000
                                                                                                    ------------
                                                                                                      27,010,000
                                                                                                    ------------
    CONNECTICUT 5.1%
    Connecticut State GO, Series A, 5.00%, 3/01/09 ................................     3,685,000      3,724,552
(a) Connecticut State Health and Educational Facilities Authority Revenue, Yale
       University, Series V-1, Daily VRDN and Put, 0.70%, 7/01/36 .................     7,800,000      7,800,000
                                                                                                    ------------
                                                                                                      11,524,552
                                                                                                    ------------
    FLORIDA 8.5%
(a) Broward County Educational Facilities Authority Revenue, Nova Southeastern
       University, Series A, Daily VRDN and Put, 0.80%, 4/01/38 ...................     2,000,000      2,000,000
(a) Collier County Health Facilities Authority Hospital Revenue, Cleveland
       Clinic Health, Refunding, Series C-1, Daily VRDN and Put, 1.20%, 1/01/35 ...     3,400,000      3,400,000
(a) Florida State Department of Environmental Protection Preservation Revenue,
       Everglades Restoration, Series A, Assured Guaranty, Weekly VRDN and Put,
       1.75%, 7/01/27 .............................................................     8,830,000      8,830,000
(a) JEA District Energy System Revenue, Series A, Weekly VRDN and Put, 1.63%,
       10/01/34 ...................................................................     1,700,000      1,700,000
(a) Lakeland Energy System Revenue, Refunding, Series A, Weekly VRDN and Put,
       1.35%, 10/01/37 ............................................................     1,000,000      1,000,000
    Palm Beach County Revenue, TECP, 1.60%, 12/01/08 ..............................     2,500,000      2,500,000
                                                                                                    ------------
                                                                                                      19,430,000
                                                                                                    ------------


                     Quarterly Statement of Investments | 3

Franklin Tax-Exempt Money Fund

                                                                                       PRINCIPAL
                                                                                         AMOUNT         VALUE
                                                                                      -----------   ------------
    INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    GEORGIA 3.3%
(a) Cobb County Housing Authority MFHR, Tamarron Apartments Project, Weekly VRDN
       and Put, 1.50%, 3/01/24 ....................................................   $ 3,740,000   $  3,740,000
(a) Roswell Housing Authority MFR, Azalea Park Apartments, Refunding, Weekly
       VRDN and Put, 1.65%, 6/15/25 ...............................................     3,900,000      3,900,000
                                                                                                    ------------
                                                                                                       7,640,000
                                                                                                    ------------
    ILLINOIS 4.4%
    Chicago Metropolitan Water Reclamation District Greater Chicago GO, Capital
       Improvement, ETM, 5.50%, 12/01/08 ..........................................     2,800,000      2,807,855
(a) Illinois Finance Authority Revenue, Northwestern Community Hospital,
       Refunding, Series B, Weekly VRDN and Put, 1.40%, 7/01/32 ...................     1,200,000      1,200,000
(a) Illinois Health Facilities Authority Revenue, Revolving Fund Pooled, Series
       C, Weekly VRDN and Put, 1.80%, 8/01/15 .....................................     6,000,000      6,000,000
                                                                                                    ------------
                                                                                                      10,007,855
                                                                                                    ------------
    IOWA 1.3%
    Iowa State School Cash Anticipation Program Revenue, Iowa School Corps.,
       wts. Certificates, Series B, FSA Insured, 3.75%, 1/23/09 ...................     3,000,000      3,007,293
                                                                                                    ------------
    KENTUCKY 1.3%
(a) Shelby County Lease Revenue, Series A, Daily VRDN and Put, 1.20%, 9/01/34 .....     3,050,000      3,050,000
                                                                                                    ------------
    MARYLAND 1.1%
(a) Frederick MFHR, Brookside Apartments, Refunding, Weekly VRDN and Put, 1.50%,
       11/01/20 ...................................................................     2,525,000      2,525,000
                                                                                                    ------------
    MASSACHUSETTS 2.7%
(a) Massachusetts State Development Finance Agency Revenue, Harvard University,
       Series B-1, Daily VRDN and Put, 0.70%, 7/15/36 .............................     3,200,000      3,200,000
    Massachusetts State Water Resource Authority Revenue, TECP, 1.50%,
       11/06/08 ...................................................................     3,000,000      3,000,000
                                                                                                    ------------
                                                                                                       6,200,000
                                                                                                    ------------
    MICHIGAN 1.6%
(a) Michigan Higher Education Facilities Authority Revenue, Limited Obligation,
       University of Detroit, Refunding, Daily VRDN and Put, 1.25%, 11/01/36 ......     1,400,000      1,400,000
(a) Michigan State University Revenues, General, Refunding, Series B, Weekly
       VRDN and Put, 1.70%, 2/15/26 ...............................................     2,200,000      2,200,000
                                                                                                    ------------
                                                                                                       3,600,000
                                                                                                    ------------
    MINNESOTA 2.7%
(a) Brown County Purchase Revenue, Martin Luther College Project, Weekly VRDN
       and Put, 1.60%, 9/01/24 ....................................................     1,200,000      1,200,000
(a) Mendota Heights Housing Mortgage Revenue, MF, Series A, Weekly VRDN and Put,
       1.60%, 11/01/31 ............................................................       615,000        615,000
(a) Minneapolis Health Care System Revenue, Fairview Health Services, Series E,
       Weekly VRDN and Put, 1.55%, 11/15/47 .......................................     4,000,000      4,000,000
(a) Minneapolis MFR, Seven Corners Apartments Project, Weekly VRDN and Put,
       1.60%, 11/01/31 ............................................................       250,000        250,000
                                                                                                    ------------
                                                                                                       6,065,000
                                                                                                    ------------


                     4 | Quarterly Statement of Investments

Franklin Tax-Exempt Money Fund

                                                                                       PRINCIPAL
                                                                                         AMOUNT         VALUE
                                                                                      -----------   ------------
    INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MISSOURI 3.1%
(a) Missouri State Health and Educational Facilities Authority Educational
       Facilities Revenue, St. Louis University, Refunding, Series A-1, Daily
       VRDN and Put, 1.20%, 10/01/35 ..............................................   $ 3,965,000   $  3,965,000
    St. Louis General Fund Revenue, TRAN, 3.25%, 6/30/09 ..........................     3,000,000      3,028,801
                                                                                                    ------------
                                                                                                       6,993,801
                                                                                                    ------------
    NEBRASKA 0.8%
(a) Nebraska Educational Finance Authority Revenue, Creighton University
       Projects, Refunding, Daily VRDN and Put, 1.20%, 7/01/35 ....................     1,790,000      1,790,000
                                                                                                    ------------
    NEVADA 1.3%
    Clark County TECP, 1.35%, 12/08/08 ............................................     3,000,000      3,000,000
                                                                                                    ------------
    NEW YORK 4.8%
(a) MTA Revenue, Transportation, Series G1, Refunding, Weekly VRDN and Put,
       1.00%, 11/01/26 ............................................................     4,000,000      4,000,000
(a) New York State Energy Research and Development Authority PCR, New York State
       Electric and Gas, Refunding, Series D2, Weekly VRDN and Put, 1.50%,
       10/01/29 ...................................................................     7,000,000      7,000,000
                                                                                                    ------------
                                                                                                      11,000,000
                                                                                                    ------------
    NORTH CAROLINA 2.2%
(a) North Carolina State GO,
       Public Improvement, Series D, Weekly VRDN and Put, 1.60%, 5/01/21 ..........     4,135,000      4,135,000
       Series G, Weekly VRDN and Put, 2.00%, 5/01/21 ..............................       900,000        900,000
                                                                                                    ------------
                                                                                                       5,035,000
                                                                                                    ------------
    OHIO 3.4%
(a) Cleveland-Cuyahoga County Port Authority Revenue, Carnegie, 89th Garage
       Project, Refunding, Weekly VRDN and Put, 1.70%, 1/01/37 ....................     6,655,000      6,655,000
    Columbus GO, Refunding, Series B, 5.00%, 7/01/09 ..............................     1,000,000      1,022,037
                                                                                                    ------------
                                                                                                       7,677,037
                                                                                                    ------------
    OREGON 8.0%
(a) Medford Hospital Facilities Authority Revenue, Rogue Valley Manor Project,
       Daily VRDN and Put, 1.25%, 8/15/37 .........................................     7,700,000      7,700,000
    Oregon State GO,
(a)    Series 73G, Weekly VRDN and Put, 1.00%, 12/01/18 ...........................     4,100,000      4,100,000
       State Board Higher Education, Refunding, Series A, 5.00%, 8/01/09 ..........     1,445,000      1,481,173
       TAN, Series A, 3.00%, 6/30/09 ..............................................     5,000,000      5,042,175
                                                                                                    ------------
                                                                                                      18,323,348
                                                                                                    ------------
    PENNSYLVANIA 0.9%
(a) Pennsylvania State Higher Educational Facilities Authority Revenue, Holy
       Family University Project, Weekly VRDN and Put, 1.77%, 8/01/38 .............     2,000,000      2,000,000
                                                                                                    ------------
    TENNESSEE 2.8%
(a) Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool,
       Weekly VRDN and Put, 1.50%, 11/01/27 .......................................     6,465,000      6,465,000
                                                                                                    ------------


                     Quarterly Statement of Investments | 5

Franklin Tax-Exempt Money Fund

                                                                                       PRINCIPAL
                                                                                         AMOUNT         VALUE
                                                                                      -----------   ------------
    INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    TEXAS 16.3%
(a) Bexar County HFA, MFR, Altamonte Apartments Project, Refunding, Weekly VRDN
       and Put, 1.75%, 9/15/26 ....................................................   $ 5,100,000   $  5,100,000
(a) Harris County Cultural Education Facilities Finance Corp. Special Facilities
       Revenue, Texas Medical Center, Refunding, Series B, Sub Series B-1, Daily
       VRDN an Put, 1.25%, 9/01/31 ................................................     4,875,000      4,875,000
(a) Metropolitan Higher Education Authority Inc. Higher Education Revenue,
       University of Dallas Project, Weekly VRDN and Put, 1.80%, 8/01/38 ..........     8,100,000      8,100,000
(a) Tarrant County Cultural Education Facilities Finance Corp., Revenue, Texas
       Health Resources, Refunding, Series C, Daily VRDN and Put, 1.00%,
       11/15/33 ...................................................................     2,530,000      2,530,000
    Texas State TRAN, 3.00%, 8/28/09 ..............................................     5,000,000      5,055,808
(a) University of Texas Permanent University Fund Revenue, System, Series A,
       Weekly VRDN and Put, 1.10%, 7/01/38 ........................................     4,000,000      4,000,000
(a) University of Texas University Revenues, Financing System, Refunding, Series
       B, Weekly VRDN and Put, 1.20%, 8/01/39 .....................................     7,500,000      7,500,000
                                                                                                    ------------
                                                                                                      37,160,808
                                                                                                    ------------
    VIRGINIA 0.5%
(a) Hanover County EDA Revenue, Bon Secours Health, Refunding, Series D-2,
       Weekly VRDN and Put, 1.42%, 11/01/25 .......................................     1,055,000      1,055,000
                                                                                                    ------------
    WASHINGTON 1.4%
(a) Washington State Housing Finance Commission Nonprofit Housing Revenue,
       Rockwood Retirement Program, Series A, Daily VRDN and Put, 1.15%, 1/01/30 ..     2,000,000      2,000,000
(a) Washington State Housing Finance Commission Nonprofit Revenue, St. Vincent
       de Paul Project, Series A, Weekly VRDN and Put, 1.94%, 2/01/31 .............     1,200,000      1,200,000
                                                                                                    ------------
                                                                                                       3,200,000
                                                                                                    ------------
    WISCONSIN 6.3%
(a) University Hospitals and Clinics Authority Revenue, Refunding, Series B,
       Daily VRDN and Put, 1.20%, 4/01/34 .........................................     4,000,000      4,000,000
(a) Wisconsin State Health and Educational Facilities Authority Revenue,
       Goodwill Industries Inc., Weekly VRDN and Put, 1.65%, 6/01/28 ..............     4,170,000      4,170,000
       Meriter Hospital Inc., Series B, Daily VRDN and Put, 1.20%, 12/01/26 .......     6,100,000      6,100,000
                                                                                                    ------------
                                                                                                      14,270,000
                                                                                                    ------------
    TOTAL INVESTMENTS (COST $231,029,694) 101.4% ..................................                  231,029,694
    OTHER ASSETS, LESS LIABILITIES (1.4)% .........................................                   (3,158,019)
                                                                                                    ------------
NET ASSETS 100.0% .................................................................                 $227,871,675
                                                                                                    ============

See Selected Portfolio Abbreviations on page 7.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statement of Investments.


                     6 | Quarterly Statement of Investments

Franklin Tax-Exempt Money Fund

STATEMENT OF INVESTMENTS, OCTOBER 31, 2008 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

CDA - Community Development Authority/Agency
COP - Certificate of Participation
EDA - Economic Development Authority
ETM - Escrow to Maturity
FSA - Financial Security Assurance Inc.
GO - General Obligation
HFA - Housing Finance Authority/Agency
HFAR - Housing Finance Authority Revenue
IDR - Industrial Development Revenue
MF - Multi-Family
MFHR - Multi-Family Housing Revenue
MFR - Multi-Family Revenue
MTA - Metropolitan Transit Authority
PBA - Public Building Authority
PCR - Pollution Control Revenue
TAN - Tax Anticipation Note
TECP - Tax-Exempt Commercial Paper
TRAN - Tax and Revenue Anticipation Note

                     See Notes to Statement of Investments.


                     Quarterly Statement of Investments | 7

Franklin Tax-Exempt Money Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Tax-Exempt Money Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company.

2. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Fund's Board of Trustees.

3. INCOME TAXES

At October 31, 2008, the cost of investments for book and income tax purposes was the same.

4. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on August 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

At October 31, 2008, all of the Fund's investments in securities carried at fair value were in Level 2 inputs.


                     8 | Quarterly Statement of Investments

Franklin Tax-Exempt Money Fund

5. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

On October 6, 2008, the Board of Trustees of the Fund approved the participation by the Fund in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds through December 18, 2008 ("Program"), which has subsequently been extended through April 30, 2009. Under the Program, shares held by the Fund as of the close of business on September 19, 2008 ("Program Date") are insured against loss in the event the Fund liquidates its holdings during the term of the Program and the per share value at the time of liquidation drops below $0.995 per share. For participation in the initial three months of the Program, the Fund paid 0.01% of its net assets as of the Program Date, and the Fund paid an additional 0.015% of its net assets as of the Program Date to participate in the extension. This expense was borne by the Fund without regard to any expense limitation currently in effect for the Fund. The U.S. Department of the Treasury may extend the Program through September 18, 2009. If the Program is extended, the Fund will consider whether to continue to participate.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     Quarterly Statement of Investments | 9



Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jennifer J. Bolt, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-EXEMPT MONEY FUND

By /s/Jennifer J. Bolt
   ------------------
      Jennifer J. Bolt
      Chief Executive Officer - Finance and Administration
Date  December 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jennifer J. Bolt
   ------------------
      Jennifer J. Bolt
      Chief Executive Officer - Finance and Administration
Date  December 26, 2008


By /s/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  December 26, 2008